Debt - Additional Information (Detail) - USD ($)	Mar. 01, 2017	Feb. 22, 2017	Dec. 31, 2017
Debt and Financial Instruments [Line Items]
Effective interest rate			3.50%
Percentage of outstanding debt priced			50.40%
Term Loan [Member]
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		$ 77,600,000
3.75% Senior Secured Notes [Member]
Debt and Financial Instruments [Line Items]
Debt instrument, interest rate, stated percentage		3.75%
2017 Credit Agreement [Member]
Debt and Financial Instruments [Line Items]
Credit agreement commencement date		Feb. 22, 2017
Credit agreement period		5 years
Line of credit facility, collateral amount		$ 165,000,000
Line of credit facility, interest rate description		Borrowings under the 2017 Credit Agreement bear interest at LIBOR for specified interest periods, at the Alternate Base Rate (as defined in the 2017 Credit Agreement) or, in the case of swingline loans only, at the REVLIBOR30 Rate (as defined in the 2017 Credit Agreement) plus, in each case, a margin determined based on the type of the borrowing and the Company’s average quarterly revolving availability, ranging from 0.25% to 2.50%. In addition, ECO is required to pay the lenders a commitment fee on the unutilized portion of the revolving and FILO commitments under the 2017 Credit Agreement at a rate per annum equal to 0.25%. Letters of credit issued pursuant to the 2017 Credit Agreement incur fees based on the applicable margin rate for revolving LIBOR-based Loans, plus 0.125%. Interest on the Notes is payable semi-annually at a rate per annum equal to 3.75%. Applicable deferred financing fees associated with the transaction will be amortized over the life of the 2017 Credit Agreement.
2017 Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt and Financial Instruments [Line Items]
Basis spread on variable rate		0.125%
2017 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		$ 1,000,000,000
2017 Credit Agreement [Member] | First In Last Out Revolving Credit Facility [Member]
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		$ 100,000,000
Fee on unutilized portion of commitments		0.25%
Credit facility termination date	Feb. 22, 2022
2017 Credit Agreement [Member] | Term Loan [Member]
Debt and Financial Instruments [Line Items]
Debt instrument, periodic payment	$ 506,000
2017 Credit Agreement [Member] | Maximum [Member]
Debt and Financial Instruments [Line Items]
Debt-to-EBITDA ratio		3.50%
Letters of credit issued amount		$ 50,000,000
2017 Credit Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member] | R E V L I B O R Thirty Rate [Member]
Debt and Financial Instruments [Line Items]
Line of credit facility loan rates		2.50%
2017 Credit Agreement [Member] | Minimum [Member]
Debt and Financial Instruments [Line Items]
Debt-to-EBITDA ratio		3.00%
2017 Credit Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member] | R E V L I B O R Thirty Rate [Member]
Debt and Financial Instruments [Line Items]
Debt instrument, interest rate, stated percentage		3.75%
Line of credit facility loan rates		0.25%